Financial Liabilities - Revolving credit facility and other (Details) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 21, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 23, 2024 USD ($)	Dec. 11, 2024 USD ($)	Dec. 10, 2024 USD ($)
Minimum
Financial Liabilities
Percentage of consolidated EBITDA derived from group entities leaving guarantees under Credit Agreement		60.00%
Revolving Credit
Financial Liabilities
Drawn opening balance		€ 360,249
Drawdowns		1,340,285	€ 1,501,207
Repayments		(1,722,537)	(1,131,565)
Translation differences		€ 22,003	(9,393)
Drawn closing balance			360,249
Borrowings			€ 360,249
Revolving Credit | Additional commitments from banks
Financial Liabilities
Increase (decrease) in maximum borrowings under facilities | $	$ 74,500
Revolving Credit, Maturity in 2025
Financial Liabilities
Maximum borrowing capacity | $					$ 1,278,670	$ 1,000,000
Revolving credit facility due in May 2027
Financial Liabilities
Maximum borrowing capacity | $				$ 863,500